Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair value measurement
Fair value measurement
8.	Fair value measurement

As of December 31, 2015 and 2016, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2015
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Contingent considerations	-	-	(30,000)

	-	-	(30,000)

As of December 31, 2016
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Contingent considerations	-	-	-

	-	-	-

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, time deposits, restricted cash, accounts receivable, bills receivable, finance receivables, other receivables and due from related parties are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, other payables and due to related parties are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Borrowings. Interest rates under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement. The carrying value of borrowings approximate fair value.

Assets and liabilities measured at fair value on a nonrecurring basis

The Group holds investments in equity investees of privately-held companies that are accounted for using the cost method. The Group performs impairment assessments of these investments under the cost method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group determined certain investments in equity investees were fully impaired after evaluated the business prospects, operational data and financial results of the investees. Impairment charges were recorded in connection with the cost-method investments of nil, nil and RMB86.6 million for the years ended December 31, 2014, 2015 and 2016, respectively. The fair value of the investment was measured using significant unobservable inputs as Level 3.